Bridges Investment Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Administrative and Support Services - 7.6%
Mastercard, Inc. - Class A	16,584	$8,286,361
Visa, Inc. - Class A	22,850	6,906,184
		15,192,545

Apparel Manufacturing - 0.6%
Cintas Corp.	7,000	1,183,980

Building Material and Garden Equipment and Supplies Dealers - 2.0%
Lowe's Cos., Inc.	17,000	4,016,760

Chemical Manufacturing - 0.3%
Zoetis, Inc.	5,000	591,050

Computer and Electronic Product Manufacturing - 21.5%
Apple, Inc.	51,800	13,146,322
NVIDIA Corp.	109,500	19,096,800
Palo Alto Networks, Inc. (a)	46,750	7,494,960
Thermo Fisher Scientific, Inc.	6,500	3,194,945
		42,933,027

Credit Intermediation and Related Activities - 2.7%
JPMorgan Chase & Co.	18,250	5,368,420

Food and Beverage Retailers - 2.6%
Casey's General Stores, Inc.	7,000	5,095,020

Funds, Trusts, and Other Financial Vehicles - 0.7%
Alcon AG	18,000	1,356,300

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.8%
Floor & Decor Holdings, Inc. - Class A (a)	31,750	1,612,900

Health and Personal Care Retailers - 0.7%
Ulta Beauty, Inc. (a)	2,750	1,437,453

Insurance Carriers and Related Activities - 5.3%
Berkshire Hathaway, Inc. - Class B (a)	13,250	6,349,400
Progressive Corp.	21,000	4,163,040
		10,512,440

Machinery Manufacturing - 0.7%
BWX Technologies, Inc.	4,750	971,327
Trane Technologies PLC	1,250	520,925
		1,492,252

Merchant Wholesalers, Durable Goods - 1.1%
Copart, Inc. (a)	52,500	1,743,000
Pool Corp.	2,500	505,825
		2,248,825

Miscellaneous Manufacturing - 3.3%
Intuitive Surgical, Inc. (a)	9,000	4,148,910
Stryker Corp.	7,550	2,480,854
		6,629,764

Motor Vehicle and Parts Dealers - 2.5%
AutoZone, Inc. (a)	800	2,702,224
Lithia Motors, Inc.	9,000	2,247,480
		4,949,704

Petroleum and Coal Products Manufacturing - 1.4%
Carlisle Cos., Inc.	8,326	2,777,720

Professional, Scientific, and Technical Services - 12.6%
Alphabet, Inc. - Class A	73,434	21,116,681
Alphabet, Inc. - Class C	2,200	631,092
ServiceNow, Inc. (a)	32,250	3,371,738
		25,119,511

Publishing Industries - 9.1%
Adobe, Inc. (a)	6,200	1,507,096
Cadence Design Systems, Inc. (a)	8,000	2,222,960
Microsoft Corp.	39,250	14,529,172
		18,259,228

Rail Transportation - 1.3%
Union Pacific Corp.	11,050	2,680,951

Rental and Leasing Services - 1.6%
United Rentals, Inc.	4,460	3,249,378

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.9%
Blackrock, Inc.	2,500	2,404,275
Chemed Corp.	1,350	509,949
Intercontinental Exchange, Inc.	20,000	3,145,600
S&P Global, Inc.	8,970	3,815,300
		9,875,124

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.7%
Amazon.com, Inc. (a)	73,810	15,372,409

Truck Transportation - 3.6%
Old Dominion Freight Line, Inc.	36,500	7,132,100

Web Search Portals, Libraries, Archives, and Other Information Services - 4.9%
Meta Platforms, Inc. - Class A	17,000	9,726,210
TOTAL COMMON STOCKS (Cost $59,912,702)		198,813,071

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	922,116	922,116
TOTAL MONEY MARKET FUNDS (Cost $922,116)		922,116

TOTAL INVESTMENTS - 100.0% (Cost $60,834,818)		199,735,187
Liabilities in Excess of Other Assets - (0.0)% (c)		(72,358)
TOTAL NET ASSETS - 100.0%		$199,662,829

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Bridges Investment Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$198,813,071	$–	$–	$198,813,071
Money Market Funds	922,116	–	–	922,116
Total Investments	$199,735,187	$–	$–	$199,735,187

Refer to the Schedule of Investments for further disaggregation of investment categories.